Pension and other post-retirement benefits - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits Disclosure [Line Items]
Accumulated benefit obligation for pension plan	162,179	97,687
Defined contribution pension plan cost	2,437	1,108
Pension Plans
Employee Benefits Disclosure [Line Items]
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year	283
Expected employer contributions for next year	7,539
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year	608
Expected employer contributions for next year	1,339